Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2019
Valuation Results And Net Trading Income [Abstract]
Summary of Valuation Results and Net Trading Income
23 Valuation results and net trading income

Valuation results and net trading income
	2019	2018	2017
Securities trading results	974	–722	656
Derivatives trading results	–998	540	59
Other trading results	117	116	62
Change in fair value of derivatives relating to
– fair value hedges	–318	185	–184
– cash flow hedges (ineffective portion)	47	–19	44
– other non-trading derivatives	93	868	–301
Change in fair value of assets and liabilities (hedged items)	–518	–176	91
Valuation results on assets and liabilities designated at FVPL(excluding trading)	–358	366	–109
Foreign exchange transactions results	801	69	1,194
	–159	1,227	1,512